Earnings per Share - Repurchase Program (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2019
Earnings Per Share
Stock repurchased		$ 2,148	$ 906
Repurchase Program
Earnings Per Share
Value of shares authorized for repurchase				$ 5,000	$ 5,000
Stock repurchased (in shares)	117,632
Stock repurchased (in dollars per share)	$ 18.26
Stock repurchased	$ 2,100
Share repurchase pursuant		$ 5,000